Average Annual Total Returns{- Franklin Federal Limited-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-34 - Franklin Federal Limited-Term Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays 1-5 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays 1-5 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays 1-5 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	1.12%	0.64%	1.33%	1.12%	0.64%	1.33%	1.30%	0.74%	1.33%	1.19%	0.69%	1.35%	3.74%		1.98%	[1]	3.70%	1.32%	1.72%	3.66%	1.66%	1.78%

[1]	1. Since inception August 1, 2017.